NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Exchange rate (Details)	9 Months Ended	12 Months Ended
	May 31, 2019	Aug. 31, 2018
Period End USD To MYR Exchange Rate [Membe]
Exchange rate	4.197	4.1075
Average USD To MYR Exchange Rate [Membe]
Exchange rate	4.1354	4.0379